Goodwill and Intangible Assets (Goodwill) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	$ 4,253	$ 4,229
Acquisition	[2]		24
Sale of Hope	[2]	(110)
Goodwill, Ending Balance	[1]	4,143	4,253
Operating Segments | Dominion Energy Virginia
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	2,106	2,106
Goodwill, Ending Balance	[1]	2,106	2,106
Operating Segments | Dominion Energy South Carolina
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	1,521	1,521
Goodwill, Ending Balance	[1]	1,521	1,521
Operating Segments | Corporate and Other
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	110	110
Sale of Hope	[2]	(110)
Goodwill, Ending Balance	[1]		110
Operating Segments | Contracted Energy
Goodwill [Roll Forward]
Goodwill, Beginning Balance	[1]	516	492
Acquisition	[2]		24
Goodwill, Ending Balance	[1]	$ 516	$ 516

[1]	Goodwill amounts do not contain any accumulated impairment losses.
[2]	See Note 3 for more information